Net loss per share - Additional Information (Details)	4 Months Ended
Dec. 25, 2021 shares
Stock Options [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Securities excluded from computations of diluted net income (loss) per share	322,997
Restricted Stock Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Securities excluded from computations of diluted net income (loss) per share	482,410